Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 106,040,000	$ 144,634,000
Short-term investments	63,465,000	1,087,158,000
Cash and cash equivalents	169,505,000	1,231,792,000
Available for sale (amortized cost $7,825,435 and $8,587,179, respectively)	6,690,778,000	8,511,224,000
Held to maturity (fair value $423,226 and $0, respectively)	476,647,000	0
Total securities	7,167,425,000	8,511,224,000
Loans held for sale	4,543,000	1,206,000
Loans:
Total loans	13,575,531,000	12,281,510,000
Allowance for loan losses	(142,211,000)	(97,787,000)
Unamortized premiums, net of unearned discounts and deferred fees, net of costs	(13,003,000)	(26,442,000)
Net loans	13,420,317,000	12,157,281,000
Federal Home Loan Bank stock, at cost	41,363,000	10,904,000
Premises and equipment	62,493,000	80,555,000
Bank-owned life insurance	160,790,000	157,091,000
Goodwill and other intangibles, net	568,009,000	569,207,000
Deferred income taxes, net	331,963,000	76,089,000
Prepaid expenses	165,368,000	178,803,000
Other assets	426,863,000	423,958,000
Assets of discontinued operations	128,219,000	114,018,000
Total assets	22,646,858,000	23,512,128,000
Deposits:
Demand	6,240,637,000	7,020,864,000
Interest checking accounts	4,568,122,000	4,478,566,000
Savings accounts	1,831,123,000	2,077,495,000
Money market investment	4,710,095,000	5,525,005,000
Certificates of deposit	1,624,382,000	526,381,000
Total deposits	18,974,359,000	19,628,311,000
Borrowed funds:
Short-term Federal Home Loan Bank advances	691,297,000	17,000
Escrow deposits of borrowers	22,314,000	20,258,000
Interest rate swap collateral funds	14,430,000	0
Long-term Federal Home Loan Bank advances	12,787,000	14,003,000
Total borrowed funds	740,828,000	34,278,000
Other liabilities	424,951,000	411,965,000
Liabilities of discontinued operations	34,930,000	31,222,000
Total liabilities	20,175,068,000	20,105,776,000
Commitments and contingencies (see Note 18)	0	0
Common shares, $0.01 par value, 1,000,000,000 shares authorized; 176,172,073 and 186,305,332 shares issued and outstanding at December 31, 2022 and 2021, respectively	1,762,000	1,863,000
Additional paid in capital	1,649,141,000	1,835,241,000
Unallocated common shares held by the Employee Stock Ownership Plan	(137,696,000)	(142,709,000)
Retained earnings	1,881,775,000	1,768,653,000
Accumulated other comprehensive income, net of tax	(923,192,000)	(56,696,000)
Total shareholders’ equity	2,471,790,000	3,406,352,000
Total liabilities and shareholders’ equity	22,646,858,000	23,512,128,000
Commercial and industrial | Commercial Portfolio Segment
Loans:
Total loans	3,150,946,000	2,960,527,000
Allowance for loan losses	(26,859,000)	(18,018,000)
Commercial real estate | Commercial Portfolio Segment
Loans:
Total loans	5,155,323,000	4,522,513,000
Allowance for loan losses	(54,730,000)	(52,373,000)
Commercial construction | Commercial Portfolio Segment
Loans:
Total loans	336,276,000	222,328,000
Allowance for loan losses	(7,085,000)	(2,585,000)
Business banking | Commercial Portfolio Segment
Loans:
Total loans	1,090,492,000	1,334,694,000
Residential real estate | Residential Portfolio Segment
Loans:
Total loans	2,460,849,000	1,926,810,000
Allowance for loan losses	(28,129,000)	(6,556,000)
Consumer home equity | Consumer Portfolio Segment
Loans:
Total loans	1,187,547,000	1,100,153,000
Allowance for loan losses	(6,454,000)	(3,722,000)
Other consumer | Consumer Portfolio Segment
Loans:
Total loans	$ 194,098,000	$ 214,485,000